Consolidated Statements of Changes in Equity (Deficit) $ in Thousands, $ in Thousands	Total USD ($)	Total MXN ($)	Certificates of Contribution “A” USD ($)	Certificates of Contribution “A” MXN ($)	Mexican Government contributions USD ($)	Mexican Government contributions MXN ($)	Legal reserve USD ($)	Legal reserve MXN ($)	Accumulated other comprehensive result Cumulative currency translation effect USD ($)	Accumulated other comprehensive result Cumulative currency translation effect MXN ($)	Accumulated other comprehensive result Actuarial (losses) gains on employee benefits effect USD ($)	Accumulated other comprehensive result Actuarial (losses) gains on employee benefits effect MXN ($)	Accumulated deficit, for the year USD ($)	Accumulated deficit, for the year MXN ($)	Accumulated deficit, from prior years USD ($)	Accumulated deficit, from prior years MXN ($)	Non- controlling interest USD ($)	Non- controlling interest MXN ($)	USD ($)	MXN ($)
Beginning balance at Dec. 31, 2020		$ (2,405,096,722)		$ 524,931,447		$ 43,730,591		$ 1,002,130		$ 51,201,257		$ (302,486,247)		$ (508,878,813)		$ (2,214,597,087)		$ 369,692		$ (2,404,727,030)
Transfer to accumulated deficit														508,878,813		(508,878,813)
Increase in Certificates of Contribution "A"		316,354,129		316,354,129																316,354,129
Total comprehensive (loss) income		(81,386,692)								7,744,468		205,401,008		(294,532,168)				(241,190)		(81,627,882)
Ending Balance at Dec. 31, 2021		(2,170,129,285)		841,285,576		43,730,591		1,002,130		58,945,725		(97,085,239)		(294,532,168)		(2,723,475,900)		128,502		(2,170,000,783)
Transfer to accumulated deficit														294,532,168		(294,532,168)
Increase in Certificates of Contribution "A"		188,306,717		188,306,717																188,306,717
Proceeds from the Fondo Nacional de Infraestructura (FONADIN) grants		23,000,000				23,000,000														23,000,000
Total comprehensive (loss) income		190,288,953								(33,508,515)		123,385,417		100,412,051				(417,112)		189,871,841
Ending Balance at Dec. 31, 2022		(1,768,533,615)		1,029,592,293		66,730,591		1,002,130		25,437,210		26,300,178		100,412,051		(3,018,008,068)		(288,610)		(1,768,822,225)
Transfer to accumulated deficit														(100,412,051)		100,412,051
Increase in Certificates of Contribution "A"		166,615,123		166,615,123																166,615,123
Proceeds from the Fondo Nacional de Infraestructura (FONADIN) grants																				23,000,000
Total comprehensive (loss) income		(50,943,679)								(54,116,620)		(4,933,773)		8,106,714				171,971	$ (3,000,338)	(50,771,708)
Ending Balance at Dec. 31, 2023	$ (97,675,346)	$ (1,652,862,171)	$ 70,689,482	$ 1,196,207,416	$ 3,943,422	$ 66,730,591	$ 59,221	$ 1,002,130	$ (1,694,801)	$ (28,679,410)	$ 1,262,641	$ 21,366,405	$ 479,063	$ 8,106,714	$ (172,414,374)	$ (2,917,596,017)	$ (6,893)	$ (116,639)	$ (97,682,239)	$ (1,652,978,810)